Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease
12.	LEASE
Operating lease arrangements
The Company leases facilities in the PRC under
non-cancelable
operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of one to twelve months, and no restrictions or contingent rents.
Operating lease costs were RMB15,945,782 (US$2,311,921) for the year ended December 31, 2022, which excluded short-term lease costs. Short-term lease costs were RMB3,686,856 (US$534,544) for the year ended December 31, 2022. The rental expenses for the year ended December 31, 2021 were RMB24,733,825. For the years ended December 31, 2021 and 2022, no lease costs for operating leases were capitalized.
As of December 31, 2022, the weighted average remaining lease term was 6.3 years and the weighted average discount rate as of December 31, 2022 is 6.15% for the Company’s operating leases.
Supplemental cash flow information related to operating leases was as follows:

	2022
	RMB	US$
Cash payments for operating leases	15,480,126	2,244,407
Operating ROU assets obtained in exchange for new operating lease liabilities	5,068,377	734,846
Operating ROU assets released in exchange for operating lease liabilities	2,023,201	293,337
Maturities of lease liabilities as of December 31, 2022 were as follows:

	RMB	US$
Year ending December 31,
2023	15,419,265	2,235,583
2024	15,275,454	2,214,733
2025	14,077,075	2,040,984
2026	13,859,582	2,009,451
2027	14,583,165	2,114,360
2028 and thereafter	32,700,933	4,741,189

Total lease payment	105,915,474	15,356,300

Less: imputed interest	(19,469,193)	(2,822,768)

Present value of lease liabilities	86,446,281	12,533,532

The undiscounted future minimum payments under
non-cancelable
operating leases as of December 31, 2021, prior to the adoption of ASC842 were as follows:

RMB
Year ending December 31,
2022	15,710,485
2023	14,124,342
2024	13,873,588
2025	13,459,582
2026	13,459,582
2027 and thereafter	48,629,836

Total	119,257,415